Financial Assets and Liabilities at Fair Value through Profit or Loss ("FVTPL")	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Financial Assets and Liabilities at Fair Value through Profit or Loss ("FVTPL")
8.	Financial Assets and Liabilities at Fair Value through Profit or Loss (“FVTPL”)

	December 31,
	2018	2019
	(in thousands)
Financial assets mandatorily measured at FVTPL:
Foreign currency forward contracts	$70,074	42,815
Structured deposits	1,639,457	1,478,591
	$1,709,531	1,521,406

Financial liabilities held for trading:
Foreign currency forward contracts	$22,115	18,859

The Company entered into derivative contracts to manage the exposure to currency risk arising from operating activities. Refer to note 41 for the disclosure of the Company’s credit and currency risks related to financial instruments. As of December 31, 2018 and 2019, the Company’s outstanding foreign currency forward contracts were as follows:

December 31, 2018
Contract item	Maturity date	Contract amount
(in thousands)
Sell USD / Buy NTD	Jan. 2019	USD223,000 / NTD6,858,785
Sell USD / Buy JPY	Jan. 2019 – Apr. 2019	USD147,470 / JPY16,493,633
Sell NTD / Buy JPY	Jan. 2019 – Mar. 2019	NTD2,054,260 / JPY7,400,000
Sell USD / Buy CNY	Jan. 2019 – Jun. 2019	USD87,000 / CNY597,420

December 31, 2018
Contract item	Maturity date	Contract amount
(in thousands)
Sell EUR / Buy JPY	Jan. 2019	EUR12,000 / JPY1,536,180
Sell EUR / Buy USD	Jan. 2019	EUR28,500 / USD32,441
Sell EUR / Buy CZK	Jan. 2019 – Mar. 2019	EUR3,240 / CZK84,081
Sell USD / Buy MYR	Jan. 2019 – Mar. 2019	USD879 / MYR3,670
Sell CNY / Buy JPY	Jan. 2019 – Feb. 2019	CNY60,800 / JPY981,383
Sell USD / Buy SGD	Jan. 2019	USD5,793 / SGD7,940
Sell CNY / Buy USD	Jan. 2019 – Feb. 2019	CNY853,328 / USD124,000

December 31, 2019
Contract item	Maturity date	Contract amount
(in thousands)
Sell USD / Buy NTD	Jan. 2020	USD176,600 / NTD5,319,611
Sell USD / Buy JPY	Jan. 2020 – Apr. 2020	USD47,292 / JPY5,150,510
Sell USD / Buy CNY	Jan. 2020 – Jun. 2020	USD61,500 / CNY432,823
Sell USD / Buy SGD	Jan. 2020 – Feb. 2020	USD39,276 / SGD53,372
Sell USD / Buy MYR	Jan. 2020 – Mar. 2020	USD703 / MYR2,905
Sell CNY / Buy USD	Feb. 2020 – Mar. 2020	CNY1,935,305 / USD276,672
Sell EUR / Buy JPY	Jan. 2020 – Feb. 2020	EUR23,000 / JPY2,788,285
Sell HKD / Buy USD	Jan. 2020	HKD60,177 / USD7,721